Related party transactions - Financing (Details) SFr in Thousands, $ in Thousands				12 Months Ended				24 Months Ended
	Jun. 12, 2014 USD ($) item	Nov. 28, 2013 EUR (€)	Aug. 19, 2009 EUR (€)	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2015 EUR (€)	Dec. 31, 2016 EUR (€)
Transactions
Interest rate on borrowings (as a percent)				4.19%	4.64%	4.48%	4.48%	4.64%
Outstanding borrowings				€ 6,678,407,000	€ 7,557,104,000			€ 7,557,104,000
Bonds
Transactions
Outstanding borrowings				3,810,483,000	€ 4,670,786,000			€ 4,670,786,000
Fresenius SE (largest shareholder)
Transactions
Proceeds from short-term debt from related parties				€ 6,000,000.000
Interest rate on borrowings (as a percent)				0.825%
Fresenius SE (largest shareholder) | Short-term Advances Receivable
Transactions
Interest rate on borrowings (as a percent)					0.771%			0.771%
Funds provided for loans receivable from related parties					€ 36,245,000
General Partner
Balances
Accounts Receivable				€ 246,000	174,000			€ 174,000
Accounts Payables				€ 23,020,000	14,696,000			14,696,000
General Partner | Unsecured debt - originated in 2009
Transactions
Proceeds from short-term debt from related parties			€ 1,500,000
Interest rate on borrowings (as a percent)			1.335%	1.10%
General Partner | Unsecured debt - originated in 2013
Transactions
Proceeds from short-term debt from related parties		€ 1,500,000
Interest rate on borrowings (as a percent)		1.875%		1.10%
Equity method investees
Transactions
After tax gain on sale of marketing rights							€ 10,058,000
Equity method investees | Unsecured Term Loan Receivable
Transactions
Number of equity method investments to which agreement pertains | item				1
Funds provided for loans receivable from related parties						SFr 78,416		(71,928,000)
Term used for average foreign exchange rate				12 months
Equity method investees | One-Year Unsecured Term Loan Receivable
Transactions
Interest rate on borrowings (as a percent)	2.5366%
Number of equity method investments to which agreement pertains | item	1
Funds provided for loans receivable from related parties | $	$ 22,500
Term loan	1 year
Subsidiary of Fresenius SE | Bonds
Transactions
Interest rate on borrowings (as a percent)				5.25%
Outstanding borrowings				€ 6,000,000	8,300,000			8,300,000
Short-term financing | Fresenius SE (largest shareholder)
Balances
Accounts Receivable				91,026,000	197,883,000			197,883,000
Accounts Payables				€ 76,159,000	€ 186,350,000			€ 186,350,000